Employee benefits (Details 5)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Actuarial assumption of discount rates [member]
Discount rate		1.60%	1.80%
Actuarial assumption of discount rates [member] | Bottom of range [member]
Discount rate	1.22%
Actuarial assumption of discount rates [member] | Top of range [member]
Discount rate	1.24%
Actuarial assumption of expected rates of salary increases [member]
Rate of increase in compensation levels	3.00%	5.00%	5.00%